Stock Plans (Stock Option Awards) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares Subject to Option (in shares):
Beginning Balance	63,944
Options cancelled	0
Ending Balance	36,811
Weighted-Average Exercise Price (in dollars per share):
Beginning Balance	$ 27.07
Options exercised	$ 28.35
Options cancelled	$ 0.00
Ending Balance	$ 26.13
Ending Balance, Average Remaining Contractual Term, Years	1 year
Ending Balance, Aggregate Intrinsic Value	$ 2
Performance Incentive Plan2008 [Member]
Shares Subject to Option (in shares):
Options exercised	(27,133)